UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2003
                                                --------------------

Check here if Amendment (   ); Amendment Number:
                                                ------------------------
This Amendment  (Check only one.):     (     )      is a restatement.
                                       (     )      adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Commonfund Asset Management Company, Inc.
            --------------------------------------------------
Address:    15 Old Danbury Road
            --------------------------------------------------
            P. O. Box 812
            --------------------------------------------------
            Wilton, CT  06897-0812
            --------------------------------------------------

Form 13F File Number: 28 - 06755
                      ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Michael Strauss
            ------------------------------------------------------------------
Title:      Chief Operating Officer, Commonfund Asset Management Company, Inc.
            ------------------------------------------------------------------
Phone:      203-563-5127
            ------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Michael Strauss                  Wilton, CT                   8/12/03
----------------------------         --------------------         ------------
(Signature)                          (City, State)                (Date)

Report Type  (Check only one.):

(     )    13F HOLDINGS REPORT.    (Check here if all holdings of this
           reporting manager are reported in this report.)

(  X  )    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(     )    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:        43
                                          ---------------------------

Form 13F Information Table Entry Total:   0
                                          ---------------------------

Form 13F Information Table Value Total:   $0
                                          ---------------------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
        NO.     FORM 13F FILE NUMBER    NAME OF SUB-ADVISER
        ---     --------------------    -------------------

         1      28-5970                 Advanced Investment Partners, Inc.
         2      28-6538                 AEW Capital Management, L.P.
         3      28-2321                 Alliance Capital Management
         4      28-2616                 Angelo, Gordon & Co., L.P.
         5      28-5422                 Artisan Partners
         6      28-05416                Bee & Associates
         7      28-00096                Capital Guardian Trust Company
         8      28-06462                Chartwell Investment Partners
         9      28-06044                Clarion CRA Securities LP
        10      28-4751                 Constitution Research & Management
        11      28-05268                De Prince, Race & Zollo, Inc.
        12      28-03121                Dorset Management Corp.
        13      28-3404                 Duncan-Hurst Capital Management
        14      28-09996                Evnine-Vaughan Assoc.
        15      28-04981                Goldman Sachs Asset Management
        16      28-2013                 Harris Associates, L.P.
        17      28-05139                High Rock Capital LLC
        18      28-16                   ICAP
        19      28-10329                Income Research & Management
        20      28-06008                Iridian Asset Management, LLC
        21      28-74                   Jennison Associates
        22      28-01944                John A. Levin & Co.
        23      28-00158                Marsico Asset Management, LLC
        24      28-04632                Martingale Asset Management
        25      28-5523                 NewBridge Partners, LLC
        26      28-03425                NewSouth Capital Management, Inc.
        27      28-05050                Oaktree Capital Management, LLC
        28      28-3530                 Omega Advisors
        29      28-1700                 Perigee Investment Counsel
        30      28-03791                Pzena Investment Management
        31      28-04492                Reams Asset Mgmt. Co, LLC
        32      28-4768                 Richard C. Blum & Assoc.

        33      28-10103                RREEF America, LLC
        34      28-10254                Shapiro Capital Management
        35      28-1399                 Southeastern Asset Management, Inc.
        36      28-00399                SSGA Funds Management, Inc.
        37      28-1693                 Steinberg Priest & Sloane Capital
                                        Management, LLC
        38      28-1202                 Strong Capital Management, Inc.
        39      28-00620                The Boston Company Asset Management,
                                        LLC
        40      28-2924                 Turner Investment Partners, Inc.
        41      28-7802                 Veredus Asset Management, LLC
        42      28-02927                Water Street Capital Inc.
        43      28-1700                 Western Asset Management Company